General and administrative expenses (Tables)	6 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Schedule of General and Administrative expenses
	Six Months Ended December 31, (Unaudited)
	2025	2024
	AUD$	AUD$
Professional fees	$725,139	$789,888
Audit fee	68,122	89,512
Employee costs	369,624	224,979
Insurance	253,599	274,718
Other expenses	145,221	217,110
Subscriptions and dues	42,267	13,739
Management fee	112,640	189,000
Travel expenses	44,484	114,084
Depreciation	9,650	31,954
Technology costs	4,627	3,986
Occupancy costs	13,200	13,095
Security	4,862	4,567
Utilities	6,205	5,212
Total general and administrative expenses	$1,799,640	$1,971,844